Goodwill - Summary of Changes in the Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 150,332	$ 21,505	¥ 557
Accumulated impairment loss	(557)	(80)
Goodwill	149,775	21,425	557
Goodwill acquired during the year			149,775
Impairment losses	(114,612)	(16,395)	(557)	¥ 0
Ending balance	150,332	21,505	150,332	557
Accumulated impairment loss	(115,169)	(16,475)	(557)
Goodwill	¥ 35,163	$ 5,030	¥ 149,775	¥ 557